SKK Access Income Fund
SCHEDULE OF INTESTMENTS
September 30, 2023

Principal Amount ($)		Coupon Rate (%)		Fair Value
	PRIVATE FINANCING - 9.1%
	SPECIALTY FINANCE - 9.1%
7,514,276	Oceana Australian Fixed Income Trust, Class A Notes (a)	10.000		$7,210,634

	TOTAL PRIVATE FINANCING - (Cost $7,210,634)			7,210,634

Units				Fair Value
	PRIVATE FUNDS - 88.6%
	SPECIALTY FINANCE - 88.6%
2,014,903	AIG First Principles Alternative Income Fund, LLC, Series 2020-1 (a)			$1,824,286
5,216,909	BasePoint Income Solutions Evergreen Fund, L.P. (a)			5,309,276
3,000,000	Brevet Short Duration - Employee Fund (a)			3,147,836
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)			2,283,083
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)			2,005,793
2,601,021	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)			1,929,713
3,298,164	Brevet Direct Lending - Intermediate Duration Fund, L.P. - Loan (a)			3,323,090
180,109	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $6.00 Warrants			201,138
43,010	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $7.25 Warrants (a)			47,724
25,199	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $9.00 Warrants (a)			27,737
8,385,888	CoVenture Credit Opportunities Partners Fund, L.P. (a)			8,428,396
10,203,954	Delgatto Diamond Finance Fund QP, L.P. (a)			10,556,870
2,100,983	Orthogon Partners III, L.P. (a)			2,042,942
11,477,013	SKK-Highmore Trade and Specialty Finance Fund, L.P. (a)			11,986,289
3,000,000	Sound Point Discovery Fund (a)			3,066,892
13,000,000	Sundance Debt Partners, LLC (a)			13,000,000
1,048,247	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)			1,010,479

	TOTAL PRIVATE FUNDS - (Cost $70,191,544)			70,191,544

Principal Amount ($)		Coupon Rate (%)		Fair Value
	SHORT TERM INVESTMESTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
91,738	Federated Hermes Treasury Obligations Fund, Institutional Class	5.220	(c)	$91,738

	TOTAL SHORT TERM INVESTMESTS - (Cost $91,738)			91,738

	TOTAL INVESTMENTS - 97.8% - (Cost $77,493,916)			$77,493,916
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%			1,718,951
	NET ASSETS - - 100.0%			$79,212,867

(a)	Non-income producing Security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the total market value of 144A securities is $74,254,342 or 93.2% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.
See accompanying notes to financial statements.

SKK Access Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)

SALE CONTRACTS
Australian Dollar Futures - December 2023 (a)	(118)	12/20/2023	$(7,616,900)	-	$(28,425)
TOTAL SALES CONTRACTS				-	(28,425)

TOTAL FUTURES CONTRACTS				$-	$(28,425)

NET UNREALIZED DEPRECIATION					$(28,425)

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statements of Assets and Liabilities.